Revenues (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
MajorPropertiesClassLineItems [Line Items]
Gross revenue from sale of farm	R$ 52,406	R$ 36,016
Sales taxes	(1,913)	(1,314)	R$ (8,273)
Cost of sale of farm	(10,676)	(7,986)
Gain from sale of farm	39,817	R$ 26,716
Araucaria V [Member]
MajorPropertiesClassLineItems [Line Items]
Gross revenue from sale of farm	52,406
Sales taxes	(1,913)
Cost of sale of farm	(10,676)
Gain from sale of farm	39,817
Jatoba I [Member]
MajorPropertiesClassLineItems [Line Items]
Gross revenue from sale of farm	8,419
Sales taxes	(307)
Cost of sale of farm	(1,102)
Gain from sale of farm	7,010
Cremaq [Member]
MajorPropertiesClassLineItems [Line Items]
Gross revenue from sale of farm	4
Sales taxes	(146)
Cost of sale of farm
Gain from sale of farm	3,854
Araucaria III [Member]
MajorPropertiesClassLineItems [Line Items]
Gross revenue from sale of farm	9,866
Sales taxes	(360)
Cost of sale of farm	(3)
Gain from sale of farm	6,506
Araucaria IV [Member]
MajorPropertiesClassLineItems [Line Items]
Gross revenue from sale of farm	13,731
Sales taxes	(501)
Cost of sale of farm	(3,884)
Gain from sale of farm	R$ 9,346